Shareholder Report, Holdings (Details)	Dec. 31, 2024
Schwab Value Advantage Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	78.70%
Schwab Value Advantage Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Value Advantage Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab Value Advantage Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Value Advantage Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Schwab Value Advantage Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Value Advantage Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
Schwab Value Advantage Money Fund - Investor Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Value Advantage Money Fund - Investor Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Schwab Value Advantage Money Fund - Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Schwab Value Advantage Money Fund - Investor Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Schwab Value Advantage Money Fund - Investor Shares | Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Schwab Value Advantage Money Fund - Investor Shares | Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab Value Advantage Money Fund - Investor Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Schwab Value Advantage Money Fund - Investor Shares | Non-Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Value Advantage Money Fund - Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Value Advantage Money Fund - Investor Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Value Advantage Money Fund - Investor Shares | Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Value Advantage Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	78.70%
Schwab Value Advantage Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Value Advantage Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab Value Advantage Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Value Advantage Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Schwab Value Advantage Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Value Advantage Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
Schwab Value Advantage Money Fund - Ultra Shares | Repurchase Agreements Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Value Advantage Money Fund - Ultra Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Schwab Value Advantage Money Fund - Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Schwab Value Advantage Money Fund - Ultra Shares | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
Schwab Value Advantage Money Fund - Ultra Shares | Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Schwab Value Advantage Money Fund - Ultra Shares | Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab Value Advantage Money Fund - Ultra Shares | Non-Negotiable Time Deposits [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Schwab Value Advantage Money Fund - Ultra Shares | Non-Financial Company Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Value Advantage Money Fund - Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Value Advantage Money Fund - Ultra Shares | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Value Advantage Money Fund - Ultra Shares | Non-U.S. Sovereign, Sub-Sovereign and Supra-National Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Government Money Fund - Sweep Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Schwab Government Money Fund - Sweep Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Government Money Fund - Sweep Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Government Money Fund - Sweep Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Government Money Fund - Sweep Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Government Money Fund - Sweep Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Schwab Government Money Fund - Sweep Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
Schwab Government Money Fund - Sweep Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Sweep Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Schwab Government Money Fund - Sweep Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Government Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Schwab Government Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Government Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Government Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Government Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Government Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Schwab Government Money Fund - Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
Schwab Government Money Fund - Investor Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Investor Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Schwab Government Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Government Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Schwab Government Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Government Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Government Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Government Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Government Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Schwab Government Money Fund - Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
Schwab Government Money Fund - Ultra Shares | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Fund - Ultra Shares | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
Schwab Government Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab U.S. Treasury Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
Schwab U.S. Treasury Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
Schwab U.S. Treasury Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Schwab U.S. Treasury Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab U.S. Treasury Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab U.S. Treasury Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab U.S. Treasury Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab U.S. Treasury Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
Schwab U.S. Treasury Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%
Schwab U.S. Treasury Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
Schwab U.S. Treasury Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab U.S. Treasury Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab U.S. Treasury Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab U.S. Treasury Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Schwab Treasury Obligations Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	80.10%
Schwab Treasury Obligations Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab Treasury Obligations Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Treasury Obligations Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Treasury Obligations Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Treasury Obligations Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Treasury Obligations Money Fund - Investor Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	66.40%
Schwab Treasury Obligations Money Fund - Investor Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	66.40%
Schwab Treasury Obligations Money Fund - Investor Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
Schwab Treasury Obligations Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	80.10%
Schwab Treasury Obligations Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab Treasury Obligations Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab Treasury Obligations Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Treasury Obligations Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Treasury Obligations Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Treasury Obligations Money Fund - Ultra Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	66.40%
Schwab Treasury Obligations Money Fund - Ultra Shares | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	66.40%
Schwab Treasury Obligations Money Fund - Ultra Shares | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
Schwab Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Schwab Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Schwab Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Municipal Money Fund - Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Municipal Money Fund - Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	16.90%
Schwab Municipal Money Fund - Investor Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab Municipal Money Fund - Investor Shares | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Municipal Money Fund - Investor Shares | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Municipal Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Schwab Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Schwab Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Schwab Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Schwab Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab Municipal Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Schwab Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Schwab Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Municipal Money Fund - Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Municipal Money Fund - Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	16.90%
Schwab Municipal Money Fund - Ultra Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab Municipal Money Fund - Ultra Shares | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Municipal Money Fund - Ultra Shares | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Schwab Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Schwab Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Schwab Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Schwab Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab Municipal Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab AMT Tax-Free Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	76.20%
Schwab AMT Tax-Free Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab AMT Tax-Free Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab AMT Tax-Free Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab AMT Tax-Free Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab AMT Tax-Free Money Fund - Investor Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	19.30%
Schwab AMT Tax-Free Money Fund - Investor Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	18.70%
Schwab AMT Tax-Free Money Fund - Investor Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	12.20%
Schwab AMT Tax-Free Money Fund - Investor Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab AMT Tax-Free Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Schwab AMT Tax-Free Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Schwab AMT Tax-Free Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Schwab AMT Tax-Free Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab AMT Tax-Free Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	76.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab AMT Tax-Free Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | TEXAS
Holdings [Line Items]
Percent of Total Investments	19.30%
Schwab AMT Tax-Free Money Fund - Ultra Shares | NEW YORK
Holdings [Line Items]
Percent of Total Investments	18.70%
Schwab AMT Tax-Free Money Fund - Ultra Shares | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	12.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | ALABAMA
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab AMT Tax-Free Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schwab California Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	60.50%
Schwab California Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Schwab California Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Schwab California Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab California Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab California Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab California Municipal Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
Schwab California Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Schwab California Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Schwab California Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab California Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab California Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	60.50%
Schwab California Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Schwab California Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Schwab California Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Schwab California Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab California Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Schwab California Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%
Schwab California Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
Schwab California Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Schwab California Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab California Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab New York Municipal Money Fund - Investor Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	78.60%
Schwab New York Municipal Money Fund - Investor Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab New York Municipal Money Fund - Investor Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab New York Municipal Money Fund - Investor Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab New York Municipal Money Fund - Investor Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Schwab New York Municipal Money Fund - Investor Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab New York Municipal Money Fund - Investor Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Schwab New York Municipal Money Fund - Investor Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab New York Municipal Money Fund - Investor Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
Schwab New York Municipal Money Fund - Investor Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab New York Municipal Money Fund - Investor Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Schwab New York Municipal Money Fund - Investor Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab New York Municipal Money Fund - Ultra Shares | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	78.60%
Schwab New York Municipal Money Fund - Ultra Shares | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab New York Municipal Money Fund - Ultra Shares | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab New York Municipal Money Fund - Ultra Shares | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab New York Municipal Money Fund - Ultra Shares | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Schwab New York Municipal Money Fund - Ultra Shares | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab New York Municipal Money Fund - Ultra Shares | Variable Rate Demand Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
Schwab New York Municipal Money Fund - Ultra Shares | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab New York Municipal Money Fund - Ultra Shares | Tender Option Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%
Schwab New York Municipal Money Fund - Ultra Shares | Variable Rate Demand Preferred Shares [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab New York Municipal Money Fund - Ultra Shares | Fixed Rate Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Schwab New York Municipal Money Fund - Ultra Shares | Put Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Retirement Government Money Fund | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
Schwab Retirement Government Money Fund | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab Retirement Government Money Fund | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Retirement Government Money Fund | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab Retirement Government Money Fund | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Schwab Retirement Government Money Fund | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Retirement Government Money Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
Schwab Retirement Government Money Fund | Repurchase Agreements US Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
Schwab Retirement Government Money Fund | Repurchase Agreements US Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
Schwab Retirement Government Money Fund | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Retirement Government Money Fund | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
Schwab Retirement Government Money Fund | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%